The Alger Funds

360 Park Avenue South

New York, New York 10010

July 30, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Alger Mid Cap Focus Fund, a series of The Alger Funds

(File Nos. 33-4959 and 811-1355)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“1933 Act”), the undersigned certifies on behalf of Alger Mid Cap Focus Fund (the “Fund”), a series of The Alger Funds (the “Trust”), that the Prospectus for Class A and C Shares and the Statement of Additional Information relating to the Fund that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 134 to the Fund’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on July 28, 2021.

Sincerely,

/s/ Mia G. Pillinger
Mia G. Pillinger, Esq.
Assistant Secretary of the Trust